Interest Expense	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Interest Expense	INTEREST EXPENSE

($ millions)	2020	2019
Interest expense on long-term debt	94.6	146.8
Unrealized loss on CCS - interest and interest derivative contracts	14.5	23.6
Interest expense	109.1	170.4